SUPPLEMENT DATED APRIL 6, 2022
to

PROSPECTUS DATED APRIL 29, 2011
FOR PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUSES DATED APRIL 25, 2007
FOR FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE,
AND FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT I

This supplement contains information regarding changes to an investment option that is available under your Policy.

Effective on or about May 1, 2022, the name of the following investment option will be changed:

Current Name	New Name

AB Balanced Wealth Strategy Portfolio	AB Balanced Hedged Allocation Portfolio

THE POLICIES REFERENCED IN THIS SUPPLEMENT ARE NO LONGER FOR SALE

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.